Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Computations of Weighted Average Shares Outstanding

A computation of the weighted average shares outstanding for 2012, 2011 and 2010 is as follows:

(in millions)	2012	2011	2010
Weighted average shares outstanding:
Basic	117.4	132.1	133.5
Dilutive share-based awards	0.8	0.8	1.2

Diluted	118.2	132.9	134.7